ALPS ETF Trust
1290 Broadway, Suite 1100
Denver, CO 80203

September 1, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333‑148826; 811‑22175)

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated August 17, 2016, to the prospectus dated April 19, 2016, with respect to the Sprott BUZZ Social Media Insights ETF, a series of the Trust (the “Fund”).  The purpose of this filing is to submit the 497(e) filing dated August 17, 2016 in XBRL for the Fund.

The SEC Staff is requested to address any comments on this filing to my paralegal, Sharon Akselrod, at 720.917.0769.

Sincerely,

/s/ Abigail J. Murray
Abigail J. Murray
Secretary

Enclosure

cc:	Stuart Strauss, Esq.
Dechert LLP